Other Current Assets - Disclosure of Other Current Assets (Detail) - AUD ($)	Jun. 30, 2020	Jun. 30, 2019
Prepaid expenses and other current assets [line Items]
Prepayments	$ 1,403,277	$ 1,685,659
Security deposit	34,822	57,164
Accrued interest	98,036	36,893
Other current assets	$ 1,536,135	$ 1,779,716